Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust IV
Prospectus Date	rr_ProspectusDate	Dec. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER CLASSIC BALANCED FUND

SUPPLEMENT TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION, EACH DATED DECEMBER 1, 2018.

The Board of Trustees of Pioneer Classic Balanced Fund has approved changing the fund's name to PIONEER BALANCED ESG FUND, effective September 1, 2019.

Effective September 1, 2019, the fund has adopted the following new investment policy:

The fund applies environmental, social and governance (ESG) criteria to its investments. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of issuers that the investment adviser believes adhere to the fund's ESG criteria.

For purposes of the 80% investment policy, "ESG criteria" is defined as the exclusion of investments issued by companies significantly involved in the production of alcohol, tobacco products, and controversial military weapons consisting of cluster weapons, anti-personnel mines, nuclear weapons, and biological and chemical weapons, and the operation of coal mines and gambling casinos and other gaming businesses.

The fund will provide notice to shareholders at least 60 days prior to any change to this policy.
Pioneer Classic Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER CLASSIC BALANCED FUND

SUPPLEMENT TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION, EACH DATED DECEMBER 1, 2018.

The Board of Trustees of Pioneer Classic Balanced Fund has approved changing the fund's name to PIONEER BALANCED ESG FUND, effective September 1, 2019.

Effective September 1, 2019, the fund has adopted the following new investment policy:

The fund applies environmental, social and governance (ESG) criteria to its investments. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of issuers that the investment adviser believes adhere to the fund's ESG criteria.

For purposes of the 80% investment policy, "ESG criteria" is defined as the exclusion of investments issued by companies significantly involved in the production of alcohol, tobacco products, and controversial military weapons consisting of cluster weapons, anti-personnel mines, nuclear weapons, and biological and chemical weapons, and the operation of coal mines and gambling casinos and other gaming businesses.

The fund will provide notice to shareholders at least 60 days prior to any change to this policy.